Condensed Statements of Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Class of warrants issued during the period Value	$ 0.1	$ 10.2